Significant and Critical Accounting Policies and Practices (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]
The Company consolidates the following subsidiaries and/or entities:

Name of consolidated subsidiary or entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition/disposition, if applicable)	Attributable interest

Vnue Inc. (formerly TGRI)	The State of Nevada	April 4, 2006 (May 29, 2015)	100%

Vnue Inc. (Vnue Washington)	The State of Washington	October 16, 2014	100%

Vnue LLC	The State of Washington	August 1, 2013 (December 3, 2014)	100%

Vnue Technology Inc.	The State of Washington	October 16, 2014	90%

Vnue Media Inc.	The State of Washington	October 16, 2014	89%

The Company consolidates the following subsidiaries and/or entities:

Name of consolidated subsidiary or entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition/disposition, if applicable)	Attributable interest

Vnue Inc.	The State of Washington	October 16, 2014	100%

Vnue LLC	The State of Washington	August 1, 2013 (December 3, 2014)	100%

Vnue Technology Inc.	The State of Washington	October 16, 2014	90%

Vnue Media Inc.	The State of Washington	October 16, 2014	89%

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
The Company’s contingent shares issuance arrangements are as follows:

	Contingent shares issuance arrangements
	For the Reporting Period Ended September 30, 2015	For the Reporting Period Ended September 30, 2014

Convertible notes payable (*)	4,362,162	-

Convertible preferred stock (**)	-	7,425,370

Total contingent shares issuance arrangement	4,362,162	7,425,370

(*) The Note Conversion Price is determined as follows: (a) if the Note is converted upon the Next Equity Financing, an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, a price per share derived by dividing a "pre-money" valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion, on a fully diluted basis; or (c) if the Note is converted as part of a Maturity Conversion, a price per unit derived by dividing a "pre-money" valuation of $8,000,000 by the total number of units (restricted and non-restricted) outstanding immediately prior to the time of such conversion, on a fully diluted basis.

(**) One preferred share is convertible to one common share.

Schedule of Finite-Lived Intangible Assets [Table Text Block]
Under the requirements, the Company amortizes the acquisition costs of intangible assets other than goodwill on a straight-line basis over or their estimated useful lives, the terms of the exclusive licenses and/or agreements, or the terms of legal lives of the respective assets as follows:

Estimated Useful
Life (Years)

Intangible assets	15

Under the requirements, the Company amortizes the acquisition costs of intangible assets other than goodwill on a straight-line basis over or their estimated useful lives, the terms of the exclusive licenses and/or agreements, or the terms of legal lives of the respective assets as follows:

Estimated Useful Life (Years)

Intangible assets	15